Stockholders' and Members' Equity - Schedule of Changes in Outstanding Stock (Details) - shares		3 Months Ended				12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Treasury
Class Of Stock [Line Items]
Balance, Shares		1,506,385
Share repurchases			1,506,385
Balance, Shares		1,506,385	1,506,385			1,506,385
Common Class A
Class Of Stock [Line Items]
Balance, Shares	[1]	456,782,523	458,046,173	457,642,068	456,282,881	456,282,881
Conversion of noncontrolling interest	[1]	12,318,852	86,399	333,715	1,239,256
Shares granted upon vesting	[1]	1,637,270	135,445	50,132	106,188
Issuance for compensation to non-employees	[1],[2]	18,316	20,891	20,258	13,743
Share repurchases	[1]		(1,506,385)
Balance, Shares	[1]	470,756,961	456,782,523	458,046,173	457,642,068	470,756,961
Common Class B1
Class Of Stock [Line Items]
Balance, Shares		4,990,453	4,990,453	4,990,453	4,990,453	4,990,453
Balance, Shares		4,990,453	4,990,453	4,990,453	4,990,453	4,990,453
Common Class B2
Class Of Stock [Line Items]
Balance, Shares		4,990,453	4,990,453	4,990,453	4,990,453	4,990,453
Balance, Shares		4,990,453	4,990,453	4,990,453	4,990,453	4,990,453
Class V Common Stock
Class Of Stock [Line Items]
Balance, Shares		75,800,317	75,886,716	76,220,431	77,459,687	77,459,687
Conversion of noncontrolling interest		(12,318,852)	(86,399)	(333,715)	(1,239,256)
Balance, Shares		63,481,465	75,800,317	75,886,716	76,220,431	63,481,465
Class Z Common Stock
Class Of Stock [Line Items]
Balance, Shares		5,595,577	5,595,577	5,595,577	5,595,577	5,595,577
Balance, Shares		5,595,577	5,595,577	5,595,577	5,595,577	5,595,577

[1]	Does not include 7,583,284 of unvested Class A common shares as of December 31, 2022.
[2]	Issued to certain members of the Board of Directors in lieu of cash retainer.